Amplify Thematic All-Stars ETF
Schedule of Investments
January 31, 2024 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Communication Services - 8.3%
Alphabet, Inc. - Class A(a)	526	$73,693
Baidu, Inc. (a)	600	7,783
Iridium Communications, Inc.	179	6,491
Meta Platforms, Inc. - Class A(a)	107	41,745
Netflix, Inc.(a)	22	12,410
ROBLOX Corp. - Class A(a)	804	31,203
Roku, Inc.(a)	200	17,612
Snap, Inc. - Class A(a)	402	6,388
Tencent Holdings Ltd.	294	10,177
		207,502

Consumer Discretionary - 8.3%
Alibaba Group Holding Ltd.	1,036	9,217
Amazon.com, Inc.(a)	336	52,147
Aptiv PLC(a)	84	6,832
DraftKings, Inc. (a)	255	9,958
Lucid Group, Inc.(a)(b)	2,283	7,717
MercadoLibre, Inc.(a)	5	8,559
Rivian Automotive, Inc. - Class A(a)	770	11,789
Tesla, Inc.(a)	525	98,326
		204,545

Financials - 7.0%
Adyen NV(a)(c)(d)	6	7,633
Block, Inc.(a)	1,020	66,310
Coinbase Global, Inc. - Class A(a)	547	70,125
PayPal Holdings, Inc.(a)	182	11,166
Robinhood Markets, Inc. - Class A(a)	1,255	13,479
Visa, Inc. - Class A	24	6,558
		175,271

Health Care - 3.0%
Agilent Technologies, Inc.	45	5,855
CRISPR Therapeutics AG(a)(b)	125	7,869
Danaher Corp.	69	16,554
Intellia Therapeutics, Inc.(a)	222	5,288
Intuitive Surgical, Inc.(a)	61	23,070
Teladoc Health, Inc.(a)	457	8,880
Waters Corp.(a)	21	6,672
		74,188

Industrials - 7.2%
ABB Ltd.	425	18,178
Advanced Drainage Systems, Inc.	46	5,999
AeroVironment, Inc.(a)	53	6,394
Array Technologies, Inc.(a)	825	10,923
Bloom Energy Corp. - Class A(a)(b)	713	8,071
Booz Allen Hamilton Holding Corp.	67	9,432
FANUC Corp.	239	6,731
LG Energy Solution Ltd.(a)	23	6,566
Pentair PLC	110	8,049
Plug Power, Inc.(a)	2,901	12,909
Schneider Electric SE	47	9,338
Shoals Technologies Group, Inc. - Class A(a)	1,027	13,526
Siemens AG	37	6,699
Sunrun, Inc.(a)	1,300	18,825
Tetra Tech, Inc.	40	6,327
Vestas Wind Systems AS(a)	503	14,416
Xylem, Inc./NY	160	17,990
		180,373

Information Technology - 62.7%(e)
Adobe, Inc.(a)	28	17,298
Advanced Micro Devices, Inc.(a)	353	59,195
Akamai Technologies, Inc.(a)	260	32,040
Ambarella, Inc.(a)	135	7,096
Analog Devices, Inc.	50	9,618
ANSYS, Inc.(a)	22	7,212
Apple, Inc.	147	27,107
Arista Networks, Inc.(a)	40	10,347
Atlassian Corp. - Class A(a)	32	7,993
Autodesk, Inc.(a)	33	8,376
BlackBerry Ltd.(a)	2,088	5,892
Broadcom, Inc.	19	22,420
Check Point Software Technologies Ltd.(a)	108	17,164
Cisco Systems, Inc.	921	46,216
Cloudflare, Inc. - Class A(a)	507	40,078
Cognex Corp.	153	5,529
Crowdstrike Holdings, Inc. - Class A(a)	267	78,097
CyberArk Software Ltd.(a)	79	18,445
Datadog, Inc. - Class A(a)	105	13,066
Dynatrace, Inc.(a)	132	7,524
Enphase Energy, Inc.(a)	510	53,106
F5, Inc.(a)	45	8,267
First Solar, Inc.(a)	365	53,400
Fortinet, Inc.(a)	420	27,086
Gen Digital, Inc.	382	8,969
HubSpot, Inc.(a)	15	9,165
Infineon Technologies AG	205	7,514
Intel Corp.	560	24,125
International Business Machines Corp.	105	19,284
Itron, Inc.(a)	119	8,585
Juniper Networks, Inc.	380	14,045
Marathon Digital Holdings, Inc.(a)	533	9,450
Microsoft Corp.	171	67,985
MongoDB, Inc.(a)	26	10,414
NVIDIA Corp.	263	161,815
NXP Semiconductors NV	48	10,107
Okta, Inc.(a)	298	24,630
ON Semiconductor Corp.(a)	182	12,946
Oracle Corp.	174	19,436
Palo Alto Networks, Inc.(a)	186	62,962
PTC, Inc.(a)	37	6,684
Pure Storage, Inc. - Class A(a)	191	7,638
QUALCOMM, Inc.	217	32,227
Qualys, Inc.(a)	126	23,835
Rapid7, Inc.(a)	201	11,061
Riot Platforms, Inc.(a)	430	4,687
Roper Technologies, Inc.	15	8,055
Salesforce, Inc.(a)	81	22,768
Samsung SDI Co. Ltd.	37	10,327
SentinelOne, Inc. - Class A(a)	1,225	32,830
ServiceNow, Inc.(a)	24	18,370
Shopify, Inc. - Class A(a)	393	31,467
Snowflake, Inc. - Class A(a)	38	7,434
SolarEdge Technologies, Inc.(a)	432	28,728
Splunk, Inc.(a)	57	8,742
STMicroelectronics NV	181	8,044
Tenable Holdings, Inc.(a)	318	14,978
Teradyne, Inc.	101	9,756
Trend Micro, Inc./Japan(a)	145	8,436
Trimble, Inc.(a)	165	8,392
Twilio, Inc. - Class A(a)	433	30,453
UiPath, Inc. - Class A(a)	2,305	52,969
Unity Software, Inc.(a)	893	28,933
Varonis Systems, Inc.(a)	286	12,836
Workday, Inc. - Class A(a)	23	6,695
Zoom Video Communications, Inc. - Class A(a)	315	20,352
Zscaler, Inc.(a)	218	51,376
		1,562,077

Materials - 1.6%
Albemarle Corp.	194	22,260
Ecolab, Inc.	84	16,650
		38,910
Real Estate – 0.3%
Equinix, Inc. (f)	9	7,468

Utilities - 1.2%
American Water Works Co., Inc.	73	9,054
Ormat Technologies, Inc.	128	8,279
Orsted AS(c)(d)	115	6,561
Sunnova Energy International, Inc.(a)	558	5,870
		29,764
TOTAL COMMON STOCKS (Cost $3,221,097)		2,480,098

PREFERRED STOCKS - 0.3%
Industrials - 0.3%
Sociedad Quimica y Minera de Chile SA - Class B	190	8,215
TOTAL PREFERRED STOCKS (Cost $9,128)		8,215

SHORT-TERM INVESTMENTS - 0.9%	Shares
Investments Purchased with Proceeds from Securities Lending - 0.9%
First American Government Obligations Fund - Class X, 5.25%(g)	22,786	22,786
TOTAL SHORT-TERM INVESTMENTS (Cost $22,786)		22,786

TOTAL INVESTMENTS - 100.8% (Cost $3,253,011)		2,511,099
Liabilities in Excess of Other Assets - (0.8)%		(19,765)
TOTAL NET ASSETS - 100.0%		$2,491,334

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $21,360 which represented 0.9% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2024, the value of these securities total $14,194 or 0.6% of the Fund’s net assets.

(d)	Security is exempt from registration under Regulation S of the Securities Act of 1933. As of January 31, 2024, the value of these securities total $14,194 or 0.6% of net assets.
(e)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(f)	Real Estate Investment Trust.
(g)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Security Valuation
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2024, there have been no significant changes to the Funds’ fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued at the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. Futures contracts will be valued at the settlement price. If there is no current market price available, then the securities will be valued at the last trade price.

The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of January 31, 2024:

Amplify Thematic All-Stars ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,480,098	$–	$–	$2,480,098
Preferred Stocks	8,215	–	–	8,215
Money Market Funds	22,786	–	–	22,786
Total Assets	$2,511,099	$–	$–	$2,511,099

Refer to the Schedule of Investments for industry classifications.

 For the period ended January 31, 2024, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of January 31, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.